Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 08, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Common Unit, Issued		99,900,000	88,600,000
Common Unit, Issuance Value		$ 2,275,102	$ 1,959,228
Stock Issued During Period, Shares, New Issues	11,383,543
Proceeds from Contributed Capital			6,000
Related Party Transaction [Line Items]
Equity income (note 7)		149,006	118,432	$ 115,399
Advances to affiliates
Related Party Transaction [Line Items]
Equity income (note 7)		2,417	2,417	2,417
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)		430,120	407,732
Yamal LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Equity income (note 7)		$ 2,400	$ 2,400	$ 2,400